Segment and Revenue Analysis	12 Months Ended
Dec. 31, 2024
Segment and Revenue Analysis [Abstract]
Segment and revenue analysis

Note 16 – Segment and revenue analysis

The Company operates in a single operating segment that primarily includes the selling of bitcoin mining machines and related accessories, telecommunication products, solar and battery storage products and related accessories, providing cryptocurrency exchange services, cross-border payment and foreign exchange services, and rental services.

The following table summarizes the revenue generated from different revenue streams:

	For the year ended December 31,	For the year ended December 31,	For the year ended December 31,
	2024	2023	2022
Revenue
Product revenue - Bitcoin mining machines and related accessories (1)	$-	$265,984	$25,800,263
Product revenue - Telecommunication products	501,111	516,365	3,736,961
Product revenue - Solar and battery storage products and related accessories	570,832	-	-
Service revenue - Cryptocurrency exchange services	1,290,700	1,044,087	105,686
Service revenue - Cross-border payment and foreign exchange services	2,307,491	2,637,101	2,598,865
Service revenue - Rental services	718,139	-	-
Others (2)	480,498	391,644	86,344
Total	$5,868,771	$4,855,181	$32,328,119

(1)	Approximately US$25.8 million product revenue generated from the bitcoin mining machines and related accessories business in the year ended December 31, 2022 were recognized as the collection of transaction price became probable as a result of legal actions taken related to historical revenue arrangements. See Note 20.

(2)	Other revenues mainly include revenue from our service management and maintenance services and SaaS data visualization and analytics solution.

The following table summarizes the revenues generated from different geographic region:

	For the year ended December 31,	For the year ended December 31,	For the year ended December 31,
	2024	2023	2022
Geographic region
Mainland China	$1,515,945	$1,173,993	$29,623,568
Australia	4,352,826	3,681,188	2,704,551
Total	$5,868,771	$4,855,181	$32,328,119

The following table summarizes the cost of revenues associated with different revenue streams:

	For the year ended December 31,	For the year ended December 31,	For the year ended December 31,
	2024	2023	2022
Cost of revenues
Bitcoin mining machines and related accessories (1)	$-	$17,004,040	$6,342,982
Telecommunication products	932,840	1,346,914	6,170,184
Solar and battery storage products and related accessories	430,849	-	-
Cryptocurrency exchange services	668,231	740,591	58,024
Cross-border payment and foreign exchange services	1,642,276	1,885,956	1,511,425
Rental services	455,528	-	-
Others	549,361	581,485	2,833,180
Total	$4,679,085	$21,558,986	$16,915,795

(1)	Approximately US$16.7 million and US$4.5 million cost related to the bitcoin mining machines and related accessories business recognized in the years ended December 31, 2023 and 2022 was recorded in connection with impairment of VAT recoverable and inventories, respectively.

Selected assets of property, plant and equipment, right-of- use assets, intangible assets and goodwill by geographical region within the operating segment is as follows:

	As of December 31,	As of December 31,
	2024	2023
Geographic region
Mainland China	$31,389,546	$36,135,935
Hong Kong	96,070	239,608
Australia	5,589,164	3,912,446
Others foreign countries and regions	838,377	1,343,581
Total	$37,913,157	$41,631,570